Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Other current liabilities
Schedule of other current liabilities

	March 31,
	2017	2018
Advance from customers	480,711	894,487
Lease rent equalization	3,644	2,327
Statutory liabilities	59,952	260,786
Interest Accrued on Term Loan	—	7,647
Other liabilities	70,755	80,700

Total	615,062	1,245,947